Subsequent Events - Additional Information (Details)		12 Months Ended
	Jul. 16, 2024 USD ($) shares $ / shares	Apr. 30, 2024 shares
Disclosure of non-adjusting events after reporting period [line items]
Conversion price | shares		4.25
A II PN, Ltd | Convertible Debentures
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount of convertible debentures agreed to sell and issue	$ 3,000,000
Percentage of purchase price to aggregate principal amount	95.00%
Convertible debentures interest rate	8.00%
Premium percentage on convertible debentures issued	10.00%
Conversion price | shares	1.16
Market price | $ / shares	$ 0.2
Conversion of convertible debt to equity terms	Subject to certain limitations contained within the Securities Purchase Agreement and the Convertible Debentures, holders of the Convertible Debentures will be entitled to convert the principal amount of, and accrued and unpaid interest, if any, on each Convertible Debenture, in whole or in part, from time to time, into a number of Common Shares at a Conversion Price equal to the lower of (i) U.S.$1.16 per Common Share, or (ii) 95% of the lowest daily VWAP for the Common Shares during the 10 consecutive trading days immediately preceding the conversion date or other date of determination (the “Market Price”), but which Market Price shall not be lower than U.S.$0.20.
A II PN, Ltd | Convertible Debentures | Trance One
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount of convertible debentures agreed to sell and issue	$ 2,000,000
A II PN, Ltd | Convertible Debentures | Trance Two
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount of convertible debentures agreed to sell and issue	$ 1,000,000
A II PN, Ltd | Top of Range | Convertible Debentures
Disclosure of non-adjusting events after reporting period [line items]
Volume-weighted average price | $ / shares	$ 1.16
Conversion price | shares	1.16
A II PN, Ltd | Bottom of Range | Convertible Debentures
Disclosure of non-adjusting events after reporting period [line items]
Principal amount of convertible debentures that holders cannot convert without prior written consent during any consecutive thirty day period	$ 300,000
A II PN, Ltd | On and after November 1, 2024 | Convertible Debentures
Disclosure of non-adjusting events after reporting period [line items]
Premium percentage on convertible debentures issued	10.00%
Monthly installments payments on convertible debentures principal amount	$ 300,000
A II PN, Ltd | On and after November 1, 2024 | Top of Range | Convertible Debentures
Disclosure of non-adjusting events after reporting period [line items]
Volume-weighted average price | $ / shares	$ 0.2